Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for expected credit losses on accounts receivables, other current and non-current assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of property and equipment, intangible assets and goodwill, and valuation allowance for deferred tax assets. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency

Foreign currency

The functional currency of the Company, Quhuo BVI, Quhuo HK and Quhuo International is the United States Dollars (“US$”). The functional currency of WFOE, the VIE and subsidiaries of the VIE located in the PRC is Renminbi (“RMB”). The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of comprehensive income/(loss).

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9931 on December 31, 2025 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Liquidity

Liquidity

The Company had net income of RMB6.0 million and RMB1.6 million for the years ended December 31, 2023 and 2024, respectively. And had net loss of RMB150.5 million for the year ended December 31, 2025. Net cash used in operating activities was RMB97.3 million, RMB14.7 million, and RMB37.9 million for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficit was RMB1,373.8 million and RMB1,523.3 million as of December 31, 2024 and 2025, respectively. The Company assesses its liquidity by its ability to generate cash from operating activities, ability in obtaining loans from banks and attract investors’ investments. Historically, the Company has relied principally on both operational sources of cash and non-operational sources of financing from bank and investors to fund its operations. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling costs and operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Company has been continuously receiving financing support from outside investors. In August 2025, the Company entered into a Sales Agreement (the “ATM Agreement”) up to $50,000,000 of the Company’s American Depositary Shares to fund of US$5.3 million. In February 2026, the Company entered into a securities purchase agreement with several purchasers for the issuance and sale of an aggregate of 20,000,000 of the Company’s American Depositary Shares at a purchase price of $0.494 per ADS in a registered direct offering. The gross proceeds from the offering, before deducting the offering expenses payable by the Company, are expected to be approximately $9.88 million, among which $4.39 million gross proceeds has been received subsequently as of the date of this filing. Moreover, the Company can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Company believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash on hand, demand deposits and time deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash mainly represents cash reserved in a bank account for legal liability.

Expected credit losses

Expected credit losses

Accounts receivable, other receivables included in prepayments and other current assets, rental and industry customer deposits and long-term receivables included in other non-current assets are presented net of the allowance for expected credit losses, in accordance with ASC Topic 326, Financial Instruments - Credit Losses. The Company estimates this allowance using the CECL model, which requires management to make significant judgements regarding the timing and amounts of expected losses. These estimates incorporate historical collection experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counter-parties. This is assessed at each half year based on the Company’s specific facts and circumstances.

Fair value measurements

Fair value measurements

Financial instruments of the Company primarily include cash, restricted cash, accounts receivable, prepayments and other current assets, other non-current assets, accounts payable and accrued expenses and other current liabilities, amounts due from and due to related parties, short-term debt and long-term debt. The Company applies ASC 820, Fair Value Measurements and Disclosures (’‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of prepayments and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to their relatively short maturity.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	5 years
Electronic equipment	3 years
Vehicles	5 years
Leasehold improvement	Over the shorter of the terms or the estimated useful lives

Repair and maintenance costs are charged to expense as incurred. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Economic Lives
Customer relationships	4-8 years
Purchased software	3 years
Technology	5 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing their carrying amount to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The Company recorded nil impairment charges related to long-lived assets other than goodwill for the years ended December 31, 2023, 2024 and 2025.

Business combination

Business combination

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the Company allocate the fair value of purchase consideration to the separately identifiable tangible and intangible assets acquired as well as liabilities assumed based on their estimated fair values. The consideration transferred in an acquisition includes the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The excess of the total of cost of acquisition, over the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings. Transaction costs directly attributable to the acquisitions are expensed as incurred.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. Significant estimates include but are not limited to future expected cash flows from acquired assets, assumptions on useful lives, discount rates and terminal values. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-term investments

Long-term investments

The Company’s long-term investments consist of long-term investments and equity investments without readily determinable fair value.

For equity investments without readily determinable fair value, the Company elects to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

Goodwill

Goodwill

In accordance with ASC 350, Intangibles-Goodwill and Others (“ASC 350”), the Company assigns and assesses goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. Goodwill was allocated to the reporting units that are expected to benefit from the business combinations.

Under ASC 350, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company assesses qualitative factors such as business changes, economic outlook, financial trends and forecast, growth rates, industry data and other relevant qualitative factors to determine if it’s more-likely-than-not that the goodwill might be impaired and whether it’s necessary to perform a quantitative goodwill impairment. If the qualitative factors indicate a potential impairment, the Company compares the carrying amount of a reporting unit to its fair value, which is based on a discounted future cash flow approach. The Company recognized goodwill impairment charge of nil for the years ended December 31, 2023, 2024 and 2025.

Revenue recognition

Revenue recognition

The Company generates its revenue from its on-demand consumer service business, primarily from on-demand delivery solution services provided to online ordering platforms operated by industry customers in the PRC and some other third parties. The Company also generates revenue from its mobility service solution services and housekeeping and other solution.

On-demand delivery solutions

The Company enters into delivery service agreements to provide an integrated on-demand delivery solution services to industry customers. Industry customers divide their intracity food delivery network into a number of delivery areas. The Company is responsible for providing delivery solution services to fulfill all on-demand delivery orders on a daily and an if-needed basis within the specified delivery areas managed by the Company.

The Company manages its delivery rider groups to ensure there are sufficient delivery riders to fulfill all orders within each delivery area and assures that the quality of delivery solution services is in compliance with the industry customers’ service standards.

The Company concluded it has a stand ready obligation to fulfill all delivery orders and considered the series of services as a single performance obligation. The customers receive the benefit of the services and the Company has the right to payment as the services are performed over the term of the month-to-month contracts or the one-year contract. The Company charges delivery service fees to industry customers based on the number of orders completed at a fixed rate per order, subject to adjustments based on the monthly performance against key performance indicators set by each customer. Revenues are variable based on volume of delivery orders and monthly performance results. The Company recognizes revenue when the variable consideration becomes fixed at the end of the month when the uncertainty around the order volume and monthly performance evaluation is resolved.

Principal versus agent considerations

The Company evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent in each of its revenue streams.

The Company concluded it controls the service provided by delivery riders to customers as (i) the Company is primarily responsible for the fulfillment of the contract and assure services are acceptable by the customer; (ii) the Company needs to maintain sufficient delivery riders in order to deliver all On-demand delivery orders within delivery areas on a daily and an if-needed basis; (iii) the Company can direct the right to use delivery riders’ services as it chooses (e.g. to fulfill one customer’s contract or to fulfill another customer’s contract), and (iv) the Company has the ultimate discretion to set up the price of the service with customers.

Mobility service solutions

The Company’s mobility service solutions comprise ride-hailing solutions, shared-bike maintenance solutions and vehicle export solutions.

Bike-sharing maintenance solution

The Company derives revenue from service fees paid by bike-sharing companies for daily maintenance services provided. The Company’s bike-sharing maintenance solution include maintaining orderliness of bikes, redistribution and transportation of idle bikes based on end users’ usage patterns within a designated area, and identification, transportation and repair of malfunctioning bikes.

The Company’s obligation is performing maintenance services on the term of a month-to-month contract and considered the series of services as a single performance obligation. The customer receives the benefit of the services and the Company has the right to payment as the service are performed. The Company charges maintenance service fees to the bike-sharing company based on the number of service hours and the number of bikes transported. Revenues are variable based on volume of service performed and the Company recognizes maintenance services revenue as the services are rendered.

Ride-hailing solution

The Company generated revenue from ride-hailing solution services primarily from car rental fees paid by ride-hailing drivers. The Company primarily derives revenues from rental fees under its car leasing agreements with ride-hailing drivers. These arrangements are classified as operating leases as defined within ASC 842, Leases (“ASC 842”). The Company recognizes revenue from these arrangements on a straight-line basis over the lease term.

In addition, the Company also provided ride-hailing management services to certain ride-hailing platform as an agent by connecting ride-hailing drivers and the ride-hailing platform. Accordingly, the Company recognizes revenue on a net basis. Revenue generated from this arrangement was not material for the periods presented.

Vehicle export solutions

The Company generated revenue from vehicle export solutions primarily by selling vehicles to third party buyers. The Company charges payments of vehicles based on the unit price and the number of vehicles shipped and recognizes sales revenue at a point in time when control of the vehicle is transferred to the customer.

Housekeeping and other solutions

The Company generated revenue from housekeeping and other solutions primarily by providing standardized housekeeping service including cleaning and other services to industry customers that mainly comprise hotels and B&Bs and short-term rental properties in China. The Company charges monthly service fees to industry customers based on the service hours and/or the number of fulfilled orders and adjusted based on KPI performance. Revenues are variable based on the volume of service performed and the Company applies the invoice practical expedient and recognizes revenue in the amount to which we have a right to invoice.

Sales and other taxes

Pursuant to ASC 606-10-32-2A, the Company has elected to exclude from revenue sales taxes and other similar taxes that are both imposed on and are concurrent with revenue producing transactions. Therefore, revenues are recognized net of value added taxes (“VAT”).

Practical expedients

The Company has utilized the practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations because the Company’s contracts with customers generally have an expected duration less than one year.

Payment term

Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 to 90 days since billing is issued. For those billing in which the period is expected to exceed the one-year threshold, the Company assesses whether the transaction price includes a significant financing component and completes a quantitative estimate of the financing component and its relative significance. The Company estimates the significant financing component provided to the customers with extended payment terms by determining the present value of the future payments and applying a discount rate that reflects the customer’s creditworthiness.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of labor costs related to the outsourced workforce, rental expenses, amortization of customer relationships, on-demand delivery supplies, workforce insurance costs, depreciation of property and equipment, service fees charged by 3rd parties and other costs directly attributable to the Company’s revenue generating activities.

Research and development

Research and development

Research and development expenses primarily consist of salaries and benefits for research and development personnel engaging in software or platform development. The Company expenses research and development costs as they are incurred.

Employee benefit expenses

Employee benefit expenses

All eligible employees of the Company are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company has no further payment obligations once the contributions have been paid. The Company recorded employee benefit expenses of RMB6,935, RMB6,828 and RMB4,945 (US$707) for the years ended December 31, 2023, 2024 and 2025, respectively.

VAT

VAT

Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue mainly derived from the provision of On-demand delivery services and bike-sharing maintenance services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Leases

Leases

The Company leases offices and service stations to support its on-demand delivery solution services and leases vehicles to individual drivers for ride-hailing solution services. The Company accounts for leases under Accounting Standards Codification 842 (“ASC 842”) and records an operating lease right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term at the commencement date. The Company excludes variable lease payments not dependent on an index or rate from the ROU asset and lease liability calculations and recognize such amounts as expense in the period which it incurs the obligation for those. As the rate implicit in the Company’s leases are not readily available, the company estimates its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. The Company recognize operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise. The Company also made an accounting policy election to exempt short-term leases of 12 months or less form balance sheet recognition requirements associated with the new standard. The Company will recognize fixed rental payments for these short-term leases as a straight-line expense over the lease.

Income taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (’‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

Awards granted to employees

The Company applies ASC 718, Compensation-Stock Compensation (’‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

Awards granted to non-employees

The Company elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and performance conditions. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value.

The Company elected to account for forfeitures as they occur. The Company, with the assistance of an independent third-party valuation firm determined the fair value of the stock options granted to employees and non-employees. The Black-Scholes model and Discounted Cash-flow method was applied in determining the estimated fair value of the options and shares granted to employees and non-employees.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. The Company calculates the dilutive effect of ordinary share issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Segment reporting

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Company’s chief operating decision maker (’‘CODM’’) has been identified as the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for the Company beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented.

The Company’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company. For the years ended December 31, 2023 and 2024 and 2025, the Company identified three operating segments, including (i) on-demand delivery solutions, (ii) mobility service solutions, and (iii) housekeeping and accommodation solutions and other services. The Company identified on-demand delivery solutions as one reportable segment. Mobility service solutions, and housekeeping and accommodation solutions and other services individually did not exceed the 10% quantitative threshold and as a result, were included in others segment.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

The Company’s CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net income. There is no reconciling items or adjustments between segment income and net income as presented in the Company’s statements of income. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Recent accounting pronouncements

Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This Update is issued to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of comprehensive income and cash flows.